AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON December 13, 2000.

                                       SECURITIES ACT FILE NO. 333-
                                       INVESTMENT COMPANY ACT FILE NO. 811-09709

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  FORM N-2
                     (Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                    Pre-Effective Amendment No.                    [ ]


                    Post-Effective Amendment No.                   [ ]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                    Amendment No. 4                                [X]

                          LIBERTY FLOATING RATE ADVANTAGE FUND
         (FORMERLY LIBERTY-STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND)
         -----------------------------------------------------------------
                (Exact name of Registrant as specified in charter)

                  One Financial Center, Boston, Massachusetts 02111
                  -------------------------------------------------
                       (Address of Principal Executive Offices)

                                 (617) 426-3750
                                 --------------
                (Registrant's Telephone Number, including Area Code)

                          Name and Address of Agents for Service

William J. Ballou                                       John M. Loder
Liberty Floating Rate Advantage Fund                    Ropes & Gray
One Financial Center                                    One International Place
Boston, MA 02111                                        Boston, MA 02110-2624

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: December 13, 2000

If any securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the
following box.   [X]

It is proposed that this filing will become effective (check appropriate box):
[ ] when declared  effective  pursuant to Section 8(c)
[X] immediately upon filing pursuant to paragraph  (b)
[ ] on (date)  pursuant to paragraph  (b)
[ ] 60 days after filing  pursuant to paragraph (a)
[ ] on (date)  pursuant to paragraph (a) of Rule 486

[ ] This post-effective amendment designates a new effective date for a previously filed registration statement.

[ ] The Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration is _________.

The Registration Statement incorporates a combined prospectus for Class A, B and C shares, a prospectus for Class Z shares and a Statement of Additional Information, all of which are dated January 27, 2000 (each as supplemented), pursuant to Rule 429 which relates to an earlier registration statement (Securities Act File No. 333-91637)filed by the Registrant on January 24, 2000. These Prospectuses will be used in connection with sales of securities registered by the Registrant under that Registration Statement.

             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

PROPOSED TITLE            PROPOSED AMOUNT       MAXIMUM                   MAXIMUM            AMOUNT OF
OF SECURITIES             OF SHARES             OFFERING PRICE            AGGREGATE          REGISTRATION
BEING REGISTERED          BEING REGISTERED(1)   PER UNIT                  OFFERING PRICE     FEE(3)
----------------          -------------------   --------------            --------------     -------------
Common Shares of
Beneficial Interest
Class A                   15,000,000             $12.04                  $180,600,000         $47,678.40
Class B                    5,000,000             $12.02                  $ 60,100,000         $15,866.40
Class C                    5,000,000             $12.02                  $ 60,100,000         $15,866.40
Class Z                    1,000,000             $12.03                  $ 12,030,000         $ 3,175.92



PROPOSED TITLE            PROPOSED AMOUNT       MAXIMUM                   MAXIMUM            AMOUNT OF
OF SECURITIES             OF SHARES             OFFERING PRICE            AGGREGATE          REGISTRATION
BEING REGISTERED          BEING REGISTERED(2)   PER UNIT(4)               OFFERING PRICE(4)  FEE
----------------          -------------------   --------------            --------------     -------------

Common Shares of
Beneficial Interest
Class A                   5,625,000              $12.00                  $67,500,000            $18,765.00
Class B                   5,625,000              $12.00                  $67,500,000            $18,765.00
Class C                   1,125,000              $12.00                  $13,500,000            $ 3,753.00
Class Z                     123,000              $12.00                  $ 1,500,000            $   417.00


(1)          Being registered pursuant to this Post-Effective Amendment.
(2)          Previously registered.
(3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $12.04 (Class A), $12.02 (Class B and Class C)and $12.03 (Class Z) as of December 1, 2000.
(4)          Estimated solely for purposes of calculating the registration fee.

                    LIBERTY FLOATING RATE ADVANTAGE FUND
                     Cross   Reference  Sheet  Items
                          Required by Form N-2
                       Class A, B and C shares
PART A.

          Item Number and Item Caption               Caption in Prospectus
          ----------------------------               ---------------------

1.        Outside Front Cover                        Front Cover Page

2.        Inside Front and Outside Back Cover Page   Front Cover Page;
                                                     Outside Back Cover

3.        Fee Table and Synopsis                     Fund Expenses; Prospectus
                                                     Summary

4.        Financial Highlights                       Financial Statements

5.        Plan of Distribution                       Cover Page; Use of
                                                     Proceeds; How to Buy
                                                     Shares

6.        Selling Shareholders                       Not Applicable

7.        Use of Proceeds                            Use of Proceeds; Investment
                                                     Objectives and Policies;
                                                     How the Fund Invests;
                                                     Principal Risks; Other
                                                     Investment Practices

8.        General Description of the Registrant      Prospectus Summary;
                                                     The Fund; Investment
                                                     Objectives and
                                                     Policies; How the Fund
                                                     Invests; Principal Risks;
                                                     Other Investment Practices;
                                                     How to Buy Shares;
                                                     Organization and
                                                     Description of Shares

9.        Management                                 Management of the Fund;
                                                     Organization and
                                                     Description of Shares

10.       Capital Stock; Long-Term Debt and Other    The Fund; Distributions
           Securities                                and Income Taxes; Periodic
                                                     Repurchase Offers;
                                                     Organization and
                                                     Description of Shares

11.       Defaults and Arrears on Senior Securities  Not Applicable

12.       Legal Proceedings                          Not Applicable

13.       Table of Contents of the Statement of      Statement of Additional
           Additional Information                    Information Table of
                                                     Contents

                     LIBERTY FLOATING RATE ADVANTAGE FUND
                      Cross   Reference  Sheet  Items
                           Required by Form N-2
                              Class Z shares
PART A.

          Item Number and Item Caption               Caption in Prospectus
          ----------------------------               ----------------------

1.        Outside Front Cover                        Front Cover Page

2.        Inside Front and Outside Back Cover Page   Front Cover Page; Outside
                                                     Back Cover

3.        Fee Table and Synopsis                     Fund Expenses; Prospectus
                                                     Summary

4.        Financial Highlights                       Financial Statements

5.        Plan of Distribution                       Cover Page; Use of
                                                     Proceeds; How to Buy
                                                     Shares

6.        Selling Shareholders                       Not Applicable

7.        Use of Proceeds                            Use of Proceeds; Investment
                                                     Objectives and Policies;
                                                     How the
                                                     Fund Invests; Principal
                                                     Risks; Other Investment
                                                     Practices

8.        General Description of the Registrant      Prospectus Summary; The
                                                     Fund; Investment Objectives
                                                     and Policies; How the Fund
                                                     Invests; Principal Risks;
                                                     Other Investment Practices;
                                                     How to Buy Shares;
                                                     Organization and
                                                     Description of Shares

9.        Management                                 Management of the Fund;
                                                     Organization and
                                                     Description of Shares

10.       Capital Stock; Long-Term Debt and Other    The Fund; Distributions and
          Securities                                 Income Taxes; Periodic
                                                     Repurchase Offers;
                                                     Organization and
                                                     Description of Shares

11.       Defaults and Arrears on Senior Securities  Not Applicable

12.       Legal Proceedings                          Not Applicable

13.       Table of Contents of the Statement of      Statement of Additional
          Additional Information                     Information Table of
                                                     Contents

                    LIBERTY FLOATING RATE ADVANTAGE FUND
                     Cross   Reference  Sheet  Items
                          Required by Form N-2

PART B.

                                                    Caption in Statement of
          Item Number and Item Caption              Additional Information
          -----------------------------             -------------------------

14.       Cover Page                                 Cover Page

15.       Table of Contents                          Table of Contents

16.       General Information and History            Not Applicable

17.       Investment Objective and Policies          Investment Policies;
                                                     Portfolio Investments and
                                                     Strategies; Investment
                                                     Restrictions

18.       Management                                 Management

19.       Control Persons and Principal Holders of   Principal Shareholders
          Securities

20.       Investment Advisory and Other Services     Investment Advisory and
                                                     Other Services;
                                                     Distributor; Transfer
                                                     Agent; Custodian

21.       Brokerage Allocation and Other Practices   Portfolio Transactions

22.       Tax Status                                 Additional Income Tax
                                                     Considerations

23.       Financial Statements                       Financial Statements

                 Liberty Floating Rate Advantage Fund
             Supplement to January 27, 2000 Prospectus
                       Class A, B and C Shares

The prospectus is amended as follows:

1. All references in the prospectus to the number of Shares of each class of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 15,000,000 Class A shares, 5,000,000 of each of Class B and Class C shares, bringing the total number of registered shares to 20,625,000 Class A shares and 10,625,000 for each of Class B and Class C shares.

2.       The table on the front cover is deleted and revised as follows:

                                Price to Public(1)           Maximum Sales Load(2)        Proceeds to Fund(3)
                                ------------------           ---------------------        -------------------
Per Class A Share               $12.04                       $0.42                        $11.62
   Total                        $180,600,000                                              $174,300,000
Per Class B Share               $12.02                       None                         $12.02
   Total                        $60,100,000                                               $60,100,000
Per Class C Share               $12.02                       None                         $12.02
   Total                        $60,100,000                                               $60,100,000


(1) The shares are offered on a best efforts basis at a price equal to net asset value. The shares are offered continuously. The minimum initial purchase is $2,500. No arrangements have been made to place the funds in an escrow, trust or similar arrangement. As of December 1, 2000, net asset value per share of the Fund was $12.04 for Class A shares and $12.02 for each of Class B and C shares.

(2) The maximum initial sales load on Class A shares is 3.5% of the public offering price. Class B and Class C shares are not subject to an initial sales load but are subject to an early withdrawal charge. Class A, B and C shares are subject to a distribution fee and a service fee. Liberty Funds Distributor, Inc. (Distributor) will pay all sales commissions to authorized dealers from its own assets.

(3)      Assumes the sale of all shares registered hereby.

3. The paragraph under "USE OF PROCEEDS" is deleted and revised as follows:

         The net proceeds from the sale of shares offered hereby will be invested typically within 30 days after receipt, in accordance with the Fund's investment objective and policies. The Fund's actual investment timetable will depend on the availability of Senior Loans and other market conditions. Pending investment by the Fund, the proceeds may be invested in high quality, short-term securities, and the Fund may not achieve its objective during this time. The estimated offering expenses in connection with this Registration Statement are $86,587.

4. The following is added as the last paragraph under the caption ORGANIZATION AND DESCRIPTION OF SHARES:

As of November 30, 2000, the following shares of the Fund were outstanding:

                                                                                         (4)
                                     (2)                   (3)                   Amount Outstanding
             (1)                   Amount       Amount held by Fund or for    Exclusive of Amount Shown
        Title of Class           Authorized            its Account                    Under (3)

------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class A                         Unlimited                   0                7,641,266.122
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class B                         Unlimited                   0                2,909,518.071
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class C                         Unlimited                   0                2,592,433.568
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class Z                         Unlimited                   0                   225,667.843
------------------------------- -------------- ----------------------------- ----------------------------


                  Liberty Floating Rate Advantage Fund
                Supplement to January 27, 2000 Prospectus
                           Class Z Shares

The prospectus is amended as follows:

1. All references in the prospectus to the number of Class Z shares of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 1,000,000 shares, bringing the total number of registered Class Z shares to 1,123,000.

2.       The table on the front cover is deleted and revised as follows:

                                Price to Public(1)           Maximum Sales Load           Proceeds to Fund(2)
                                ------------------           ------------------           -------------------
Per Class Z Share               $12.03                       None                         $12.03
  Total                         $12,030,000                                               $12,030,000




(1) The shares are offered on a best efforts basis at a price equal to net asset value. The shares are offered continuously. The minimum initial purchase is $2,500. No arrangements have been made to place the funds in an escrow, trust or similar arrangement. As of December 1, 2000, net asset value per share of the Fund was $12.03 for Class Z shares.

(2)  Assumes  the  sale of all  shares registered hereby.

3.    The paragraph under "USE OF PROCEEDS" is deleted and revised as follows:

The net proceeds from the sale of shares offered hereby will be invested typically within 30 days after receipt, in accordance with the Fund's investment objective and policies. The Fund's actual investment timetable will depend on the availability of Senior Loans and other market conditions. Pending investment by the Fund, the proceeds may be invested in high quality, short-term securities, and the Fund may not achieve its objective during this time. The estimated offering expenses in connection with this Registration Statement are $86,587.

4. The following is added as the last paragraph under the caption ORGANIZATION AND DESCRIPTION OF SHARES:

As of November 30, 2000, the following shares of the Fund were outstanding:

                                                                                         (4)
                                     (2)                   (3)                   Amount Outstanding
             (1)                   Amount       Amount held by Fund or for    Exclusive of Amount Shown
        Title of Class           Authorized            its Account                    Under (3)

------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class A                         Unlimited                   0                7,641,266.122
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class B                         Unlimited                   0                2,909,518.071
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class C                         Unlimited                   0                2,592,433.568
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Class Z                         Unlimited                   0                   225,667.843
------------------------------- -------------- ----------------------------- ----------------------------


INVESTMENT PORTFOLIO

August 31, 2000
(In thousands)



VARIABLE RATE SENIOR
LOAN INTERESTS(a)(b)(c) - 100.0%        PAR      VALUE
--------------------------------------------------------

AEROSPACE - 1.0%
Decrane Aircraft Holdings, Inc.,
  Term B                      9/30/05  $  995   $    999
                                                --------

AUTO PARTS - 6.1%
Dura Automotive Systems, Inc.,
  Term B                      3/31/06   2,000      1,998
Meridian Automotive Systems,
  Term B                      3/31/07   1,000      1,001
Ontario Limited (Progressive),
  Term B                      8/10/07   1,000        997
Venture Holdings Trust,
  Interim Term               11/27/00   2,190      2,187
                                                --------
                                                   6,183
                                                --------

BROADCASTING - 1.0%
Young Broadcasting Inc.,
  Term B                     12/31/06   1,000      1,007
                                                --------

BUILDING SERVICES - 2.0%
Formica Corp.,
  Term B                      4/30/06     998      1,002
Therma-Tru Holdings, Inc.,
  Term B                       5/9/07     995        995
                                                --------
                                                   1,997
                                                --------

BUSINESS SERVICES - 1.5%
Encompass Services Corp.,
  Term C                      5/10/07     499        499
NATG Holdings LLC,
  Term C                      6/30/07   1,000      1,002
                                                --------
                                                   1,501
                                                --------

CABLE/TELEVISION - 3.5%
Century Cable Holdings, LLC,
  Term B                      6/30/09     500        501
Charter Communications Operating,
  LLC:
  Incremental Term B         12/30/08     500        499
  Term B                      6/30/08   1,500      1,496
RCN Corp.,
  Term B                       6/3/07   1,000      1,013
                                                --------
                                                   3,509
                                                --------

CASINOS/GAMBLING - 0.8%
Isle of Capri Casinos, Inc.:
  Term B                       3/2/06     426        428
  Term C                       3/2/07     372        375
                                                --------
                                                     803
                                                --------





                                        PAR      VALUE
--------------------------------------------------------
--------------------------------------------------------


CHEMICALS, PLASTICS AND RUBBER - 3.8%
Huntsman ICI Chemicals, LLC:
  Term B                      6/30/07  $1,894   $  1,908
  Term C                      6/30/08     383        385
Lyondell Petrochemical Co.,
  Term B                      6/30/05   1,485      1,507
                                                --------
                                                   3,800
                                                --------

CONSUMER SERVICES - 1.7%
AMF Bowling Worldwide, Inc.:
  Axel A                      3/31/03   1,149      1,011
  Axel B                      3/31/04     837        737
                                                --------
                                                   1,748
                                                --------

CONSUMER SPECIALTIES - 5.0%
American Safety Razor,
  Term B                      4/30/07   1,500      1,508
Doane Pet Care Company,
  Term B                     12/31/05     499        500
Jostens, Inc.,
  Term B                      5/31/08   1,000      1,002
Weight Watchers International,
  Term B-1                    9/29/06   1,990      1,998
                                                --------
                                                   5,008
                                                --------

CONTAINERS/PACKAGING - 2.6%
Gaylord Container Corp.,
  Term                        6/19/04   1,674      1,674
Huntsman Packaging Corp.,
  Term B                      5/31/08   1,000        981
                                                --------
                                                   2,655
                                                --------

DIVERSIFIED COMMERCIAL SERVICES - 2.5%
Outsourcing Solutions Inc.,
  Term B                      5/31/06   2,481      2,483
                                                --------

DIVERSIFIED MANUFACTURING - 6.4%
Flowserve Corp.,
  Term B                      6/30/08   1,500      1,508
Gentek Inc.,
  Term C                     10/31/07   1,500      1,508
Jason Inc.,
  Term B                      6/30/07   1,000      1,005
MTD Products Inc.,
  Term B                      6/20/07   1,000        992
Superior Telecom Inc.,
  Term B                     11/27/05     988        981
Tekni-Plex Inc.,
  Term B                      6/23/08     500        504
                                                --------
                                                   6,498
                                                --------



See notes to investment portfolio.


 INVESTMENT PORTFOLIO (CONTINUED)




                                        PAR      VALUE
--------------------------------------------------------

ELECTRIC UTILITIES - 3.0%
AES New York Funding, LLC,
  Term B                      5/14/02  $1,000   $    999
Western Resources, Inc.,
  Term B                      3/17/03   2,000      2,002
                                                --------
                                                   3,001
                                                --------

ELECTRONIC COMPONENTS - 0.5%
Viasystems, Inc.,
  Term B                      3/31/07     500        500
                                                --------

ENGINEERING & CONSTRUCTION - 1.0%
Morrison Knudsen Corp.,
  Term B                       7/7/07   1,000        996
                                                --------

ENVIRONMENTAL SERVICES - 4.4%
Allied Waste North America, Inc.:
  Term B                      7/23/06   1,364      1,316
  Term C                      7/23/07   1,636      1,579
Synagro Technologies, Inc.,
  Term B                      7/27/07   1,500      1,505
                                                --------
                                                   4,400
                                                --------

FOOD CHAINS - 1.0%
Big V Supermarkets, Inc. TLC,
  Term C                      8/10/03     993        998
                                                --------
FOOD MANUFACTURER - 1.0%
American Seafoods Group, LLC,
  Term B                     12/31/05   1,000      1,007
                                                --------
HEALTHCARE SERVICES - 2.0%
Iasis Healthcare Corp.,
  Term B                      7/30/06   2,000      2,000
                                                --------
HOSPITAL MANAGEMENT - 2.0%
Community Health Systems,
  Term B                     12/31/03   1,000      1,009
Vanguard Health Systems,
  Term B                       2/1/06     995        997
                                                --------
                                                   2,006
                                                --------
HOTELS - 3.0%
Starwood Hotels and Resorts Worldwide, Inc.,
  Tranche 2                   2/23/03   2,000      2,010
Wyndham International,
  IRL                         6/30/04   1,000      1,008
                                                --------
                                                   3,018
                                                --------
INDUSTRIAL MACHINERY/COMPONENTS - 1.0%
Terex Corp.,
  Term B                      3/30/05   1,000      1,004
                                                --------





                                        PAR      VALUE
--------------------------------------------------------


MEDICAL SPECIALTIES - 1.0%
Dade Behring:
  Term B                      6/30/06  $  499   $    505
  Term C                      6/30/07     499        505
                                                --------
                                                   1,010
                                                --------

METAL FABRICATIONS - 1.0%
Mueller Group, Inc.,
  Term D                      8/16/07     499        505
OM Group, Inc.,
  Term B                      3/31/07     499        500
                                                --------
                                                   1,005
                                                --------

MILITARY/GOVERNMENT - 1.0%
Titan Corp.,
  Term C                       6/1/07     998      1,001
                                                --------

MOVIES/ENTERTAINMENT - 4.4%
Metro-Goldwyn-Mayer Studios, Inc.,
  Term B                      3/31/06   2,000      1,997
Six Flags Theme Parks, Inc.,
  Term B                      9/30/05   1,500      1,506
Washington Football, Inc.,
  Term C                      1/14/05   1,000      1,006
                                                --------
                                                   4,509
                                                --------

OFFICE SUPPLIES - 1.0%
Mail-Well I Corp.,
  Term B                      2/22/07     998        998
                                                --------

OIL REFINING/MARKETING - 1.5%
Port Arthur Finance Corp.,
  Term B                      6/15/07   1,500      1,498
                                                --------

PAPER - 0.9%
Stone Container:
  Term F                     12/31/05     497        497
  Term G                     12/31/06     216        216
  Term H                     12/31/06     231        231
                                                --------
                                                     944
                                                --------

PRINTING/PUBLISHING - 2.0%
Merrill Communications, LLC,
  Term B                     11/30/07     993        996
Weekly Reader Corp.,
  Term B                     11/30/06     995      1,000
                                                --------
                                                   1,996
                                                --------



See notes to investment portfolio.


INVESTMENT PORTFOLIO (CONTINUED)




                                        PAR      VALUE
--------------------------------------------------------

RAIL/SHIPPING - 2.0%
Kansas City Southern Railway,
  Term B                     12/31/06  $1,000   $  1,006
Railamerica Transportation Corp.,
  Term B                     12/31/06     990        996
                                                --------
                                                   2,002
                                                --------

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Felcor Lodging Trust
  Term                        3/31/04   1,500      1,499
Prison Realty Trust, Inc.,
  Term B                     12/31/02     995        846
                                                --------
                                                   2,345
                                                --------

RENTAL/LEASING COMPANIES - 1.0%
Rent-A-Center Inc.:
  Term B                      1/31/06     739        747
  Term C                      1/31/07     268        270
                                                --------
                                                   1,017
                                                --------
RETAIL STORES - 2.0%
Duane Reade,
  Term B                      2/15/05     975        974
SDM Corp.:
  Term C                       2/4/08     500        501
  Term E                       2/4/09     500        501
                                                --------
                                                   1,976
                                                --------

SEMICONDUCTORS - 2.0%
Amkor Technology, Inc.,
  Term B                      9/30/05     998      1,011
Semiconductor Components Industries, LLC:
  Term B                       8/4/06     241        243
  Term C                       8/4/07     259        262
  Term D                       8/4/07     500        503
                                                --------
                                                   2,019
                                                --------

STEEL/IRON ORE - 2.0%
Ispat Inland LP.:
  Term B                      7/16/05     497        497
  Term C                      7/16/06     497        497
Ucar Finance Inc.,
  Term B                     12/31/07     997      1,004
                                                --------
                                                   1,998
                                                --------





                                        PAR      VALUE
--------------------------------------------------------


TELECOMMUNICATIONS
  INFRASTRUCTURE/EQUIPMENT - 5.0%
Crown Castle Operating Co.,
  Term B                      2/28/08  $1,500   $  1,503
Global Crossing Holdings, Inc.,
  Term B                      6/30/06   2,500      2,516
McLeod USA Inc.,
  Term B                      5/31/08   1,000      1,003
                                                --------
                                                   5,022
                                                --------

TELECOMMUNICATIONS SERVICES - 2.0%
American Towers, Inc.,
  Term B                     12/31/07   1,000      1,007
Nextlink Communications,
  Term B                     10/31/05   1,000      1,009
                                                --------
                                                   2,016
                                                --------

TRANSPORTATION - 1.0%
Evergreen International Aviation,
  Inc.,
  Term B-2                     5/2/04     984        984
                                                --------

TRANSPORTATION MANUFACTURER - 1.5%
Transportation Technologies Industries, Inc.,
  Term B                      3/31/07   1,496      1,502
                                                --------

WIRELESS TELECOMMUNICATIONS - 9.6%
Centennial Cellular Operating Co., LLC,
  Term B                      5/31/07     497        501
Cook Inlet/Voicestream Operating Co., LLC,
  Term B                     12/31/08   1,000      1,009
Dobson Operating Co., LLC,
  Term B                     12/31/07   1,119      1,126
Nextel Finance Co., Inc.:
  Term B                      6/30/08     500        503
  Term C                     12/31/08     500        503
Nextel Partners,
  Term                        1/29/08   3,500      3,522
Rural Cellular Corp.:
  Term B                      10/3/08     250        250
  Term C                       4/3/09     250        250
Ubiquitel Operating Co.,
  Term B                     11/17/08     500        503
Voicestream PCS Holding LLC.:
  Term B                      2/25/09     500        499
  Vendor A                    6/30/09   1,000      1,004
                                                --------
                                                   9,670
                                                --------
Total Variable Rate Senior Loan
  Interests (cost of $100,751)(d)                100,633
                                                --------



See notes to investment portfolio.


 INVESTMENT PORTFOLIO (CONTINUED)




SHORT-TERM OBLIGATIONS                  PAR      VALUE
--------------------------------------------------------

Burlington Northern Santa Fe,
  6.750%                       9/1/00  $1,000   $  1,000
Target Corp.,
  6.630%                       9/1/00   1,180      1,180
                                                --------
Total Short-Term Obligations                       2,180
                                                --------
OTHER ASSETS & LIABILITIES, NET                  (12,778)
--------------------------------------------------------
NET ASSETS                                      $ 90,035
                                                ========



NOTES TO INVESTMENT PORTFOLIO:

(a) Senior Loans in the Fund generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown. Although the Advisor is unable to accurately estimate the actual remaining maturity of individual Senior Loans in the Fund, based on historical experience, the Advisor believes that the actual economic maturity of the Senior Loans held will be approximately 18-24 months.

(b) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c) Industry classification percentages are based on total investments. Total investments represent 111.8% of the Fund's net assets.

(d) Cost for federal income tax purposes is identical.

See notes to financial statements.



STATEMENT OF ASSETS & LIABILITIES

August 31, 2000
(In thousands except for per share amounts and footnotes)



ASSETS
Investments at value (cost
  $100,751)                                    $100,633
Short-term obligations                            2,180
                                               --------
                                                102,813
Cash                                $     7
Receivable for:
  Interest & Fees                       715
  Fund shares sold                    6,066
  Investments sold                      327
  Expense reimbursement due from
  Advisor/Administrator                 200       7,315
                                    -------    --------
    Total Assets                                110,128
Liabilities
  Deferred facility fees                211
Payable for:
  Distributions                         577
Accrued:
  Management fees                        35
  Administration fees                    15
  Distribution fees - Class B             1
  Distribution fees - Class C             1
  Bookkeeping fees                        2
  Transfer agent fee                      6
  Interest expense                       74
  Commitment fee                          3
  Other                                 168
Notes payable                        19,000
                                    -------
    Total Liabilities                            20,093
                                               --------

NET ASSETS                                     $ 90,035
                                               --------
                                               --------
Net asset value & redemption price
per share - Class A
($54,402/4,500)                                $  12.09(a)
                                               --------
                                               --------
Maximum offering price per share -
Class A ($12.09/.9650)                         $  12.53(b)
                                               --------
                                               --------
Net asset value & offering price
per share - Class B
($19,964/1,654)                                $  12.07(a)
                                               --------
                                               --------
Net asset value & offering price
per share - Class C
($13,013/1,078)                                $  12.07(a)
                                               --------
                                               --------
Net asset value, offering &
redemption price per share - Class
Z ($2,656/220)                                 $  12.08
                                               --------
                                               --------
COMPOSITION OF NET ASSETS
Capital paid in                                $ 89,859
Undistributed net investment
  income                                            289
Accumulated net realized gain                         5
Net unrealized depreciation                        (118)
                                               --------
                                               $ 90,035
                                               ========


(a) Redemption price per share is equal to net asset value less any applicable early withdrawal charge.

(b) On sales of $100,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Period Ended August 31, 2000(a)



INVESTMENT INCOME
Interest                                         $3,012
Fee income                                           45
                                                 ------
                                                  3,057
EXPENSES
Management fee                         $  142
Administration fee                         64
Service fee - Class A, Class B, Class
  C                                        55
Distribution fee - Class A                 12
Distribution fee - Class B                 34
Distribution fee - Class C                 20
Transfer agent fee                         42
Bookkeeping fee                            15
Trustees' fee                               1
Custodian fee                              29
Audit fee                                  25
Legal fee                                  79
Registration fee                           90
Reports to Shareholders                     9
Other                                      15
                                       ------
                                          632
Fees and expenses waived or borne by
the Advisor                              (347)
                                       ------
  Net operating expenses                  285
Interest expense                          464
Commitment fee                              6       755
                                       ------    ------
    Net Investment Income                         2,302
                                                 ------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO
POSITIONS
Net Realized Gain                                     5
Net Change in Unrealized
  Appreciation/Depreciation                        (118)
                                                 ------
  Net Loss                                         (113)
                                                 ------
Increase in Net Assets from
  Operations                                     $2,189
                                                 ------
                                                 ------
(a) The Fund commenced investment operations on January
    13, 2000.



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

(In thousands)



                                          PERIOD ENDED
                                       AUGUST 31, 2000(a)
---------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                         2,302
Net realized gain                                 5
Net change in unrealized
  appreciation/depreciation                    (118)
                                            -------
    Net Increase from Operations              2,189
DISTRIBUTIONS:
From net investment income - Class A         (1,074)
From net investment income - Class B           (628)
From net investment income - Class C           (285)
From net investment income - Class Z           (138)
                                            -------
                                                 64
                                            -------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A           53,840
Value of distributions
  reinvested - Class A                          623
Cost of shares repurchased - Class A            (70)
                                            -------
                                             54,393
                                            -------
Receipts for shares sold - Class B           19,490
Value of distributions
  reinvested - Class B                          461
Cost of shares repurchased - Class B            (15)
                                            -------
                                             19,936
                                            -------
Receipts for shares sold - Class C           12,930
Value of distributions
  reinvested - Class C                          178
Cost of shares repurchased - Class C           (106)
                                            -------
                                             13,002
                                            -------
Receipts for shares sold - Class Z            2,525
Value of distributions
  reinvested - Class Z                          115
                                            -------
                                              2,640
                                            -------
Net Increase from Fund Share
  Transactions                               89,971
                                            -------
    Total Increase                           90,035
NET ASSETS
Beginning of period                              --
                                            -------
End of period (including
undistributed net investment income
of $289)                                    $90,035
                                            =======





                                          PERIOD ENDED
                                       AUGUST 31, 2000(a)
---------------------------------------------------------

NUMBER OF FUND SHARES
Sold - Class A                                4,455
Issued for distributions reinvested -
  Class A                                        51
Repurchased - Class A                            (6)
                                            -------
                                              4,500
                                            -------
Sold - Class B                                1,617
Issued for distributions reinvested -
  Class B                                        38
Repurchased - Class B                            (1)
                                            -------
                                              1,654
                                            -------
Sold - Class C                                1,072
Issued for distributions reinvested -
  Class C                                        15
Repurchased - Class C                            (9)
                                            -------
                                              1,078
                                            -------
Sold - Class Z                                  210
Issued for distributions reinvested -
  Class Z                                        10
                                            -------
                                                220
                                            -------



(a) The Fund commenced investment operations on January 13, 2000.

See notes to financial statements.


 STATEMENT OF CASH FLOWS

August 31, 2000
(In thousands)



CASH PROVIDED (USED) BY FINANCING
ACTIVITIES
Proceeds from capital
  contributions                               $  82,719
Payments for capital withdrawals                   (191)
Net borrowing                                    19,000
Distributions paid in cash                         (171)
                                              ---------
                                                101,357
                                              ---------
CASH PROVIDED (USED) BY
OPERATIONS
Purchases of loan interests                    (104,316)
Proceeds from sales of loan
  interests                                       3,570
Net purchases of short-term
  portfolio securities                           (2,180)
Interest, fees and other income
  received                                        3,057
Operating, interest and expenses
  paid                                             (755)
Net change in
  receivables/payables related to
  operations                                       (726)
                                              ---------
                                               (101,350)
                                              ---------
Net increase in cash                                  7
Cash, beginning of period                            --
                                              ---------
Cash, end of period                                   7
                                              =========



See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

August 31, 2000

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Floating Rate Advantage Fund (formerly Liberty-Stein Roe Advisor Floating Rate Advantage Fund) (the Fund), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe & Farnham Inc. (the Advisor), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such Senior Loan interests; and
(iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2000.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fee per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Market premiums and discounts are amortized over the estimated life of each applicable security.

DISTRIBUTIONS TO SHAREHOLDERS:

Effective March 1, 2000, the Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham, Inc. (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 0.45% annually of the Fund's average daily managed assets. Through April 30, 2000, the Advisor waived the entire management fee.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily managed assets. Through April 30, 2000, the Administrator waived the entire administration fee.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions, and reimbursement of certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the period ended August 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $7,010 on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of none, $488 and $370 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

Beginning May 1, 2000 the Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, administration fees, service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.15% of average net assets.

For the period January 13, 2000 through April 30, 2000, the Advisor waived or bore all expenses (exclusive of management fees, administration fees, service fees, distribution fees, interest, commitment fees, taxes and extraordinary expenses, if any).

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the period ended August 31, 2000, purchases and sales of investments, other than short-term obligations, were $104,316,244 and $3,570,006 respectively.

Unrealized appreciation (depreciation) at August 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was approximately:



    Gross unrealized appreciation      $ 285,000
    Gross unrealized depreciation       (403,000)
                                       ---------
      Net unrealized depreciation      $(118,000)
                                       =========


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15(th) day of March, June, September and December, each year, or the next business day if the 15(th) is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the period ended August 31, 2000, there were two tender offers in May and August. The Fund offered to repurchase 5.0% of its shares and 0.02% and 0.59%, respectively, of shares outstanding were tendered.

NOTE 5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower.

NOTE 6. LOAN AGREEMENT

At August 31, 2000, the Fund had two term loans outstanding with Bank of America Illinois, totaling $19,000,000, comprised of a $13,000,000 and a $6,000,000 term loan both of which bear interest at 7.17% per annum, due September 11, 2000. The average daily loan balance was $10,729,064 at a weighted average interest rate of 7.79%. The Fund is required to maintain certain asset coverage with respect to the loans.

NOTE 7. OTHER RELATED PARTY TRANSACTIONS

At August 31, 2000, the Fund had one shareholder, Liberty Financial Companies, Inc., which is the indirect parent of the Advisor, who owned 29% of the Fund's shares outstanding.


FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:




                                                                    PERIOD ENDED AUGUST 31, 2000(b)
                                                              CLASS A     CLASS B     CLASS C     CLASS Z
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 12.000    $ 12.000    $ 12.000    $ 12.000
                                                              --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                         0.645       0.624       0.615       0.667
Net realized and unrealized gain                                 0.066       0.046       0.046       0.056
                                                              --------    --------    --------    --------
Total from Investment Operations                                 0.711       0.670       0.661       0.723
                                                              --------    --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.621)     (0.600)     (0.591)     (0.643)
                                                              --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD                              $ 12.090    $ 12.070    $ 12.070    $ 12.080
                                                              ========    ========    ========    ========
Total return(c)(d)(e)                                            6.04%       5.69%       5.62%       6.11%
                                                              ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Operating expenses(f)(g)                                         1.01%       1.36%       1.51%       0.66%
Interest and commitment fees expenses(g)                         1.91%       1.91%       1.91%       1.91%
Total expenses(f)(g)                                             2.92%       3.27%       3.42%       2.57%
Net investment income(f)(g)                                      9.49%       9.14%       8.99%       9.84%
Fees and expenses waived or borne by the Advisor(f)(g)           1.41%       1.41%       1.41%       1.41%
Portfolio turnover(e)                                               8%          8%          8%          8%
Net assets at end of period (000's)                           $ 54,402    $ 19,964    $ 13,013    $  2,656
(a)  Net of fees and expenses waived or borne by the
     Advisor/Administrator which amounted to:                 $  0.046    $  0.046    $  0.046    $  0.046

(b) The Fund commenced investment operations on January 13, 2000.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE LIBERTY FLOATING RATE ADVANTAGE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, cash flows and the financial highlights present fairly, in all material respects, the financial position of the Liberty Floating Rate Advantage Fund (the "Fund"), at August 31, 2000, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the period January 13, 2000 (commencement of operations) through August 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and selling or agent banks, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2000

PART C.

Other Information.

Item 24. Financial Statements and Exhibits

      (1)  Financial Statements:
                             Included in Part A:

                             Financial statements included in Part A of this registration statement: None

                             Included in Part B:

                             Financial statements included in Part B of this registration statement: 8/31/00 Annual Report

      (2)  Exhibits

             (a)(1)          Agreement and Declaration of Trust(1)

             (a)(2)          Amendment No. 1 to Agreement and Declaration of
                             Trust(2)

             (a)(3)          Amendment No. 2 to Agreement and Declaration of
                             Trust

             (b)             By-Laws(1)

             (c)             Not Applicable

             (d)             Form of  Specimen of Share  Certificate  - filed as
                             Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (formerly
                             Colonial Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

             (e)             Not Applicable

             (f)             Not Applicable

             (g)(1) Management Agreement between Liberty Floating Rate Advantage Fund (formerly Liberty-Stein Roe Advisor Floating Rate Advantage Fund) and Stein Roe & Farnham Incorporated(2)

             (g)(2) Expense Reimbursement Agreement between Liberty Floating Rate Advantage Fund (formerly Liberty-Stein Roe Advisor Floating Rate Advantage
                             Fund) and Stein Roe & Farnham Incorporated(2)

             (h) Underwriting Agreement between Liberty Floating Rate Advantage Fund (formerly Liberty-Stein Roe Advisor Floating Rate Advantage Fund) and Liberty Funds Distributor, Inc.(3)

             (i)             Not Applicable

             (j)(1) Custodian Contract between the Registrant and State Street Bank and Trust Company(3)

             (j)(2) Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company(3)

             (j)(3) Loan Services Addendum to Custodian Contract between the Registrant and State Street
                             Bank and Trust Company(3)

             (j)(4) Schedule A to Custodian Contract between the Registrant and State Street Bank and
                             Trust Company(3)

             (k)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial
                             Trust VI)(File Nos. 33-45117 & 811-6529), filed
                             with the Commission on or about
                             September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

             (k)(2) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and
                             Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of
                             Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty
                             Funds Trust I (File Nos. 33-41251 & 811-2214),
                             filed with the Commission on or about
                             May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

             (k)(3) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and
                             Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of
                             Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty
                             Funds Trust I (File Nos. 33-41251 & 811-2214),
                             filed with the Commission on or about
                             July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

             (k)(4) Administration Agreement between Registrant and Colonial Management Associates, Inc.(2)

             (k)(5) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 33-41251 & 811-2214),
                             filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

             (k)(6) Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 33-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

             (l)             Opinion and Consent of Counsel

             (m)             Not Applicable

             (n)             Consent of Independent Accountants

             (o)             Not Applicable

             (p) Subscription Agreement with Colonial Management Associates, Inc.(3)

             (q)             Not Applicable

             (r) Code of Ethics of the Liberty Financial Companies, Inc. - filed in Part C, Item 23 of
                             Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty
                             Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about
                             August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

-------------------------------------------------------------------------------

Power of Attorney for: Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Joseph R. Palombo - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 21, 2000 and is hereby incorporated by reference and made a part of this Registration Statement
---------------------------------------------------------------------------
(1) Incorporated by reference to the Registration Statement filed with the Commission via EDGAR on or about November 24, 1999.
(2) Incorporated by reference to Pre-Effective Amendment No. 2 filed with the Commission via EDGAR on or about January 14, 2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 3 filed with the Commission via EDGAR on or about January 24, 2000.

--------------------------------------------------------------------------------
Item 25.          Marketing Arrangements
                  Not applicable.

Item 26.          Other Expenses of Issuance and Distribution

                  The following table sets forth the expenses to be incurred in connection with the Offer described in this Registration
                  Statement:

               Registration Fees                                                                      $82,587
               National Association of Securities Dealers, Inc. Fees                                  $0
               Printing Fees*                                                                         $1,000
               Accounting Fees and Expenses*                                                          $1,500
               Legal Fees and Expenses*                                                               $1,500
                                                                                                      -------
                Total                                                                                 $86,587

               *Estimated Fees




Item 27.         Persons Controlled by or under Common Control with Registrant

                 None

Item 28.         Number of Holders of Securities

               Title of Class                                                          Number of Record
               --------------                                                          Holders as of 10/31/00
                                                                                       -----------------------

              Liberty Floating Rate Advantage Fund - Class A                                   2,074

              Liberty Floating Rate Advantage Fund - Class B                                     478

              Liberty Floating Rate Advantage Fund - Class C                                     656

              Liberty Floating Rate Advantage Fund - Class Z                                       2


Item 29.         Indemnification

                 The Agreement and Declaration of Trust filed as Exhibit (a) to this Registration Statement provides for indemnification to each of the Registrant's Trustees and officers against all liabilities and expenses incurred in acting as Trustee or officer, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustees and officers.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 The Registrant, its advisor, Stein Roe & Farnham Incorporated, and its Administrator, Colonial Management Associates, Inc. (Colonial), and their respective trustees, directors and officers are insured by a Directors and Officers/Errors and Omissions Liability insurance policy through ICI Mutual Insurance Company.

Item 30.         Business and Other Connections of Investment Advisor

                 Stein Roe & Farnham Incorporated ("Stein Roe"), the Investment Advisor, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment advisor to individuals, trustees, pension and profit sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment advisor to other investment companies having different investment policies.

                 For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the Statement of Additional Information (Part B) entitled "Investment Advisory Services."

                 Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111 and SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                              POSITION FORMERLY
                                                               HELD WITHIN
                                        CURRENT POSITION       PAST TWO YEARS
                                        -------------------    --------------
                 STEINROE SERVICES INC.
                 ----------------------
                 Kevin M. Carome       Assistant Clerk
                 Kenneth J. Kozanda    Vice President; Treasurer
                 Kenneth R. Leibler    Director
                 Karl J. Maurer        Comptroller
                 C. Allen Merritt, Jr. Director; Vice President

                 COLONIAL MANAGEMENT ASSOCIATES, INC.
                 -------------------------------------
                 Ophelia L. Barsketis  Senior Vice President
                 Kevin M. Carome       Senior Vice President
                 William M. Garrison   Vice President
                 Stephen E. Gibson     Chairman President and
                                       Chief Executive Officer
                 Loren A. Hansen       Senior Vice President
                 Clare M. Hounsell     Vice President
                 Deborah A. Jansen     Senior Vice President
                 North T. Jersild      Vice President
                 Joseph R. Palombo     Executive Vice President
                 Yvonne T. Shields     Vice President

                 SR&F BASE TRUST
                 ---------------
                 William D. Andrews    Executive Vice-President
                 Christine Balzano     Vice President
                 David P. Brady        Vice-President
                 Daniel K. Cantor      Vice-President
                 Kevin M. Carome       Executive VP;               Secy., VP
                 Denise E. Chasmer     Vice President
                 Stephen E. Gibson     President
                 Erik P. Gustafson     Vice-President
                 Loren A. Hansen       Executive Vice-President
                 Harvey B. Hirschhorn  Vice-President
                 Gail N. Knudsen       Vice President
                 Michael T. Kennedy    Vice-President
                 Stephen F. Lockman    Vice-President
                 Jane M. Naeseth       Vice-President
                 Maureen G. Newman     Vice-President
                 Nicholas S. Norton    Vice President
                 Joseph R. Palombo     Trustee
                 Veronica M. Wallace   Vice-President

                 LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
                 --------------------------------------------------------------
                 William D. Andrews    Executive Vice-President
                 Christine Balzano     Vice President
                 Kevin M. Carome       Executive VP              VP; Secy.
                 Denise E. Chasmer     Vice President
                 Stephen E. Gibson     President
                 Loren A. Hansen       Executive Vice-President
                 Michael T. Kennedy    Vice-President
                 Gail D. Knudsen       Vice President
                 Stephen F. Lockman    Vice-President
                 Mary D. McKenzie      Vice President
                 Jane M. Naeseth       Vice-President
                 Nicholas S. Norton         Vice President
                 Joseph R. Palombo          Trustee

                 LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                 ----------------------------------------
                 William D. Andrews    Executive Vice-President
                 Christine Balzano     Vice President
                 David P. Brady        Vice-President
                 Daniel K. Cantor      Vice-President
                 Kevin M. Carome       Executive VP        VP; Sec; Asst. Secy.
                 Denise E. Chasmer     Vice President
                 William M. Garrison   Vice-President
                 Stephen E. Gibson     President
                 Erik P. Gustafson     Vice-President
                 Loren A. Hansen       Executive Vice-President
                 Harvey B. Hirschhorn  Vice-President
                 Gail D. Knudson       Vice President
                 Mary D. McKenzie      Vice President
                 Nicholas S. Norton    Vice President
                 Joseph R. Palombo     Trustee

                 LIBERTY-STEIN ROE ADVISOR TRUST
                 --------------------------------
                 William D. Andrews    Executive Vice-President
                 David P. Brady        Vice-President
                 Christine Balzano     Vice President
                 Daniel K. Cantor      Vice-President
                 Kevin M. Carome       Executive VP;         VP;Sec; Asst. Secy.
                 Denise E. Chasmer     Vice President
                 Stephen E. Gibson     President
                 Erik P. Gustafson     Vice-President
                 Loren A. Hansen       Executive Vice-President
                 Harvey B. Hirschhorn  Vice-President
                 Gail D. Knudson       Vice President
                 Michael T. Kennedy    Vice-President
                 Stephen F. Lockman    Vice-President
                 Mary D. McKenzie      Vice President
                 Maureen G. Newman     Vice-President
                 Nicholas S. Norton    Vice President
                 Joseph R. Palombo     Trustee

                 LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
                 ----------------------------------------
                 William D. Andrews    Executive Vice-President
                 Christine Balzano     Vice President
                 Kevin M. Carome       Executive VP        VP; Sec; Asst. Secy.
                 Denise E. Chasmer     Vice President
                 Stephen E. Gibson     President
                 Loren A. Hansen       Executive Vice-President
                 Brian M. Hartford     Vice-President
                 Gail D. Knudsen       Vice President
                 William C. Loring     Vice-President
                 Mary D. McKenzie      Vice President
                 Maureen G. Newman     Vice-President
                 Nicholas S. Norton    Vice President
                 Joseph R. Palombo     Trustee
                 Veronica M. Wallace   Vice-President

                 STEINROE VARIABLE INVESTMENT TRUST
                 -----------------------------------
                 William D. Andrews    Executive Vice-President
                 Christine Balzano     Vice President
                 Kevin M. Carome       Executive VP         VP; Sec; Asst. Secy.
                 Denise E. Chasmer     Vice President
                 William M. Garrison   Vice President
                 Stephen E. Gibson     President
                 Erik P. Gustafson     Vice President
                 Loren A. Hansen       Executive Vice-President
                 Harvey B. Hirschhorn  Vice President
                 Michael T. Kennedy    Vice President
                 Gail D. Knudsen       Vice President
                 Mary D. McKenzie      Vice President
                 Jane M. Naeseth       Vice President
                 Nicholas S. Norton    Vice President
                 Joseph R. Palombo     Trustee
                 William M. Wadden IV       Vice President

                 LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND,STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
                 ---------------------------------------------------------------
                 William D. Andrews    Executive Vice-President
                 Kevin M. Carome       Executive VP        VP;Sec; Asst. Secy.
                 Christine Balzano     Vice President
                 Denise E. Chasmer     Vice President
                 Stephen E. Gibson     President
                 Brian W. Good         Vice-President
                 James R. Fellows      Vice-President
                 Loren A. Hansen       Executive Vice-President
                 Gail D. Knudsen       Vice President
                 Mary D. McKenzie      Vice President
                 Nicholas S. Norton    Vice President
                 Joseph R. Palombo     Trustee

                 LIBERTY VARIABLE INVESTMENT TRUST
                 ----------------------------------
                 Ophelia L. Barsketis  Vice President
                 Deborah A. Jansen     Vice President
                 Kevin M. Carome       Vice President


Item 31.      Location of Accounts and Records:

              Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 32.      Management Services

              None

Item 33.      Undertakings


                 (1)  The Registrant undertakes:

                 (a) To file, during any period in which offers or sales are being made, a post-effective amendment to the Registration
                 Statement:

                      (1)  To include any prospectus required by Section 10(a)
                 (3) of the 1933 Act;

                      (2) To reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

                      (3) To include any  material  information  with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

                 (b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

                 (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

                 (d) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                 (2)(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of December, 2000.

                                      LIBERTY FLOATING RATE ADVANTAGE FUND


                                             /s/ STEPHEN E. GIBSON
                                       By:   --------------------
                                             /s/ Stephen E. Gibson
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                              TITLE                 DATE
----------                              -----                 ----




/s/STEPHEN E. GIBSON                President (chief          December 13, 2000
--------------------                executive officer)
/s/Stephen E. Gibson


/s/JOSEPH R. PALOMBO                Principal Financial       December 13, 2000
--------------------                Officer and Principal
/s/Joseph R. Palombo                Accounting Officer

TOM BLEASDALE*         Trustee
--------------
Tom Bleasdale


LORA S. COLLINS*       Trustee
----------------
Lora S. Collins


JAMES E. GRINNELL*     Trustee
------------------
James E. Grinnell


RICHARD W. LOWRY*      Trustee                        */s/ WILLIAM J. BALLOU
-----------------                                      ----------------------
Richard W. Lowry                                           William J. Ballou
                                                           Attorney-in-fact
                                                           For each Trustee
SALVATORE MACERA*      Trustee                             December 13, 2000
-----------------
Salvatore Macera


WILLIAM E. MAYER*      Trustee
-----------------
William E. Mayer


JAMES L. MOODY, JR.*   Trustee
---------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*     Trustee
------------------
John J. Neuhauser


JOSEPH R. PALOMBO*     Trustee
------------------
Joseph R. Palombo


THOMAS E. STITZEL*     Trustee
------------------
Thomas E. Stitzel


ANNE-LEE VERVILLE*     Trustee
------------------
Anne-Lee Verville

                                   EXHIBIT INDEX


(a)(3)             Amendment No. 2 to the Agreement and Declaration of Trust

(l)                Opinion and Consent of Counsel

(n)                Consent of Independent Accountants